Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable	$ 12,007	$ 12,300
Compensation payable	11,787	17,111
Other liabilities	4,794	5,579
Taxes payable	200	647
Trade and other payables	$ 28,788	$ 35,637